BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid and other current assets
Prepaid tax	$ 1,736	$ 2,340
Advance to suppliers	15	4
Other receivable	1,054	1,361
Prepaid and others	2,303	1,819
Total Prepaid and other current assets	$ 5,108	$ 5,524